Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease - Right of use assets	$ 323,661	$ 0
Operating Lease liability - right of use, current	173,270	0
Operating Lease liability - right of use, noncurrent	185,777	0
Operating Lease liability - right of use	359,047
Finance Lease, Right-of-Use Asset	418,088
Finance Lease liability - right of use, current	121,634	0
Finance Lease liability - right of use, noncurrent	271,240	$ 0
Lease liability - right of use	$ 392,874